Note 11 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Debt [Table Text Block]
Term Loans		Original	December 31,	Movement in 2016		December 31,
Issue Date	Maturity Date	Amount	2015	Additions	Repayments	2016
December 5, 2005	September 9, 2016	100,067,500	8,787,030	-	(8,787,030)	-
June 6, 2006	June 28, 2016	6,580,000	1,289,680	-	(1,289,680)	-
June 21, 2007	December 21, 2017	49,875,000	17,496,750	-	(3,082,500)	14,414,250
February 12, 2008	February 19, 2020	40,250,000	19,375,000	-	(2,500,000)	16,875,000
July 30, 2008	November 4, 2020	33,240,000	19,667,000	-	(1,939,000)	17,728,000
October 9, 2008	October 9, 2020	29,437,000	7,870,000	-	(780,000)	7,090,000
January 30, 2009	July 15, 2016	45,000,000	27,150,000	-	(27,150,000)	-
September 15, 2016	September 15, 2021	24,600,000	-	24,600,000	(3,458,727)	21,141,273
April 14, 2014	April 14, 2020	20,400,000	17,100,000	-	(2,200,000)	14,900,000
February 1, 2011	September 1, 2018	49,400,000	34,550,000	-	(3,300,000)	31,250,000
March 1, 2011	June 20, 2020	43,250,000	32,375,000	-	(3,000,000)	29,375,000
September 23, 2013	September 30, 2020	45,212,500	33,844,180	-	(5,052,586)	28,791,594
March 24, 2014	July 31, 2022	50,225,000	46,445,000	-	(3,605,000)	42,840,000
April 16, 2014	April 16, 2020	30,000,000	25,665,000	-	(3,330,000)	22,335,000
June 12, 2014	October 2, 2020	13,000,000	12,120,000	-	(880,000)	11,240,000
June 20, 2014	January 8, 2023	20,925,000	19,860,000	-	(1,420,000)	18,440,000
December 20, 2013	June 30, 2023	67,200,000	31,500,000	31,200,000	(3,225,000)	59,475,000
December 24, 2015	December 14, 2022	22,400,000	22,400,000	-	(1,493,328)	20,906,672
July 4, 2014	September 3, 2021	22,750,000	22,343,750	-	(1,625,000)	20,718,750
July 29, 2014	July 7, 2023	25,350,000	24,821,875	-	(2,112,500)	22,709,375
Total			424,660,265	55,800,000	(80,230,351)	400,229,914

Current portion of long-term debt			75,546,625			55,238,573
Long term debt			349,113,640			344,991,341
Total debt			424,660,265			400,229,914

Current portion of deferred finance charges			618,174			644,858
Deferred finance charges non-current			1,879,537			1,699,467
Total deferred finance charges			2,497,711			2,344,325

Total debt			424,660,265			400,229,914
Less: Total deferred finance charges			2,497,711			2,344,325
Total debt, net of deferred finance charges			422,162,554			397,885,589
Less: Current portion of long-term debt, net of current portion of deferred finance charges			74,928,451			54,593,715
Long term debt, net of deferred finance charges			347,234,103			343,291,874

Schedule of Maturities of Long-term Debt [Table Text Block]
December 31,	Amount
2017	55,238,573
2018	64,449,323
2019	35,874,323
2020	111,407,569
2021	47,243,219
Thereafter	86,016,907

Total	400,229,914